Equity-based Compensation - Fair Value of Grants Made (Details) - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Class A Common Stock Options | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	39.00%
Volatility, maximum	39.30%
Risk free rate	0.50%
Fair value per common unit (in dollars per share)	$ 21.00
Class A Common Stock Options | Minimum | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 7 months 6 days
Class A Common Stock Options | Maximum | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 10 months 24 days
Class P Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per common unit (in dollars per share)	$ 21.00
Class P Units | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility of the underlying assets (as a percent)	39.90%
Volatility, minimum		40.40%
Volatility, maximum		41.20%
Expected life		4 years
Risk free rate	0.50%
Risk-free rate, minimum		1.80%
Risk-free rate, maximum		2.50%
Fair value per common unit (in dollars per share)	$ 21.00
Class P Units | Minimum | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 6 months
Fair value per common unit (in dollars per share)		$ 5.20
Class P Units | Maximum | Employee Incentive Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		6 years 9 months 18 days
Fair value per common unit (in dollars per share)		$ 9.04